UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB APPROVAL
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SEC FILE NUMBER 811-22562
CUSIP NUMBER 067-60L-100

(Check one): [ ] Form 10-K	[ ] Form 20-F	[ ] Form 11-K	[ ] Form 10-Q [ ] Form 10-D [ ] Form N-CEN

[X] Form N-CSR

For Period Ended: December 31, 2024

[  ] Transition Report on Form 10-K

[  ] Transition Report on Form 20-F

[  ] Transition Report on Form 11-K

[  ] Transition Report on Form 10-Q

For the Transition Period Ended: _________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Barings Global Short Duration High Yield Fund
Full Name of Registrant
N/A
Former Name if Applicable
300 South Tryon Street, Suite 2500
Address of Principal Executive Office (Street and Number)
Charlotte, NC 28202
City, State and Zip Code

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PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]	(a)	The reason described in reasonable detail in Part III of this Form could not be eliminated without unreasonable effort or expense;
(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-CEN or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-CEN, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Barings Global Short Duration High Yield Fund (the “Registrant”) failed to timely file its Form N-CSR for the period ending December 31, 2024 (the “Form N-CSR”) within the prescribed time period and could not have done so without unreasonable effort or expense.

The Registrant’s Form N-CSR was filed after 5:30 PM ET on March 12, 2025, due to unforeseen issues with an external vendor. Despite Registrant requesting and approving expedited processing of the Form N-CSR by the vendor, the Registrant continued to experience delays resulting from the vendor failing to incorporate necessary edits and the vendor’s failure to timely deliver expedited file-ready documents for Registrant’s final review and approval.

As a result of these delays, Registrant worked as diligently as possible towards filing its Form N-CSR. The Form N-CSR was ultimately filed at approximately 8:40 PM ET on March 12, 2025, after the 5:30 PM filing deadline, and was officially posted to EDGAR on March 13, 2025.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Ashlee E. Steinnerd, Chief Legal Officer	980	417-5788
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).   [X] Yes    [  ] No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [  ] Yes   [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Barings Global Short Duration High Yield Fund
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 20, 2025	By: /s/ Ashlee E. Steinnerd Chief Legal Officer, Registrant